111 Congress Avenue, Suite 1700 Austin, Texas 78701 512.320.9200 Phone 512.320.9292 Fax andrewskurth.com

April 9, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington D.C. 20549-4561

Mail Stop 4561

RE:	Mavenir Systems, Inc.

Registration Statement on Form S-1

First Submitted Confidentially on December 20, 2012

Second Confidential Submission of February 6, 2013

Third Confidential Submission of February 8, 2013

CIK No. 1361470, File No. 377-00074

Ladies and Gentlemen:

We are submitting this letter on behalf of our client, Mavenir Systems, Inc. (the “Company”), in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by letter dated February 21, 2013 (the “Staff Letter”) relating to the above-referenced submissions (the “Previous Submissions”). The Company is concurrently submitting an amended draft registration statement on Form S-1 (“Confidential Submission No. 4” and, the Previous Submissions as so amended by Confidential Submission No. 4, the “Registration Statement”).

In this letter, we have reproduced the comments from the Staff Letter in italicized, bold type and followed each comment with the Company’s response. Except as otherwise specifically indicated, page references correspond to the pages of Confidential Submission No. 4.

General

1.	We note your response to prior comment 3 and will contact you separately regarding your proposed graphics.

Response:        The Company acknowledges the Staff’s comments provided telephonically on February 22, 2013 and March 7, 2013, regarding its proposed graphics. The Company has included revised inside cover art work in the Registration Statement.

Prospectus Summary, page 1

Austin	Beijing	Dallas	Houston	London	New York	Research Triangle Park	The Woodlands	Washington, DC

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

April 9, 2013

2.	We note your revised disclosure in response to prior comment 4. Please move the “Description of Key Terms Used in Our Industry” to a portion of the prospectus not covered by Rule 421(d) of Regulation C and ensure that your disclosure in the front part of the prospectus concisely explains these terms in Plain English.

Response:        The Company has revised the Registration Statement in response to the Staff’s comment and has moved the section “Description of Key Terms Used in Our Industry” to page 38 of the Registration Statement, and has revised the “Prospectus Summary” section to clearly and concisely explain these terms. Please see pages 1, 2, 4 and 6 of the Registration Statement. The Company has also made corresponding changes to the “Our Business” section.

3.	We note your response to prior comment 5. Please revise your prospectus to concisely provide context and a basis for the following claims.

•	You are a “leading” provider of software-based networking solutions;

•	you offer “high quality” integrated communications services;

•	you have been “first to market” with solutions that enable many enhanced subscriber services and have achieved a “first-mover” advantage;

•	you have “proven, robust and large-scale deployments for existing customers;” and

•	you have a “ proven track record” of providing “differentiated and innovative” solutions.

Response:        The Company has revised the Registration Statement in response to the Staff’s comment. Please see pages 2, 4, 6, 77, 79 and 82-83 of the Registration Statement. The Company respectfully notes that the Registration Statement provides support for the statements that the Company is “a leading provider…”, has been “first to market” and has a “first mover advantage” with the following facts: (i) the Company’s customers have introduced the first deployment of VoLTE, the first VoWiFi deployment and the first RCS 5.0 deployment using the Company’s products (disclosed, among other places, on pages 1 and 7) and (ii) the Company has solutions in over 120 mobile networks globally, including three of the top five in the United States and four of the top five in Western Europe (disclosed on pages 2 and 77). In response to the Staff’s comment, the Company also inserted additional disclosure on pages 5, 6, 82 and 83 in support of these statements.

While the Company believes that it has proven track record of providing differentiated and innovative solutions and proven, robust and large-scale deployments for existing customers, the Company has removed this language from the disclosure on

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

April 9, 2013

pages 6, 83 and 84 of the Registration Statement in response to the Staff’s comment rather than adding cumbersome language to the Registration Statement in support of this claim. Finally, rather than “high-quality,” the Company has elected to use the term “carrier-grade” to describe its solutions on pages 2, 4, 5, 77, 81 and 82, which term reflects the solutions’ satisfaction of the mobile industry’s requirements for 99.999% availability as described on pages 81 and 82 and clarified on pages 2 and 77.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Results of Operations — Summary

Comparison For the Years Ended December 31, 2010 and 2011

Revenue, page 52

4.	As previously requested in prior comment 12, please tell us how you considered providing additional disclosure regarding the extent that the significant increase in revenues was attributable to new customers versus sales of additional products to existing customers, and the size of your installed base of customer deployments.

Response:        The Company has revised pages 55 and 56 of the Registration Statement in response to the Staff’s comment to provide additional disclosure regarding the extent to which the increase in revenues for 2011 over 2010 was attributable to new customers, including new customers gained through the Airwide Solutions acquisition. The Company has also revised page 55 of the Registration Statement to disclose the approximate number of customers obtained through the acquisition of Airwide Solutions.

In the Company’s discussion of its revenues for the years ended December 31, 2012 and 2011 on page 53 of the Registration Statement, the Company has included disclosure that substantially all of the increase in revenues was driven by the expansion of its existing customer relationships.

In addition, elsewhere in the Registration Statement the Company has revised the disclosure to clarify its emphasis on expanding sales of solutions to existing customers. Please see pages 6, 14 and 83.

Critical Accounting Policies and Significant Judgments and Estimates

Stock-Based Compensation

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

April 9, 2013

Determination of the fair value of stock-based compensation grants, page 62

5.	We note the disclosure added on page 63 in response to prior comment 15. As previously requested, please revise to disclose any limitations or uncertainties over comparability.

Response:        The Company has revised the Registration Statement in response to the Staff’s comment to disclose limitations or uncertainties over comparability. Please see page 64 of the Registration Statement.

Determination of the Fair Value of Common Stock on Grant or Modification Dates, page 64

6.	We note the disclosure added on page 65 in response to prior comment 16 with respect to grants made from December 13, 2011 to January 25, 2012 indicates that the sale of your Series E Redeemable Convertible Preferred Stock had “a significant impact on the determination of [y]our business enterprise value” and that you applied the Black-Scholes valuation model to determine enterprise value using the liquidation preference of the preferred stock. Please revise your disclosure to describe how your enterprise value was allocated between your preferred stock and your common stock, considering the difference between the $1.25 sales price of your Series E Redeemable Convertible Preferred Stock and the $0.30 value allocated to your common stock. Additionally, disclose and quantify any material assumptions used in determining your enterprise value or in allocating the enterprise value between preferred stock and common stock.

Response:        The Company has revised the Registration Statement in response to the Staff’s comment. Please see pages 66, 67 and 68 of the Registration Statement.

7.	We further note the disclosure added on pages 66 through 67 in response to prior comment 16 with respect to your valuation methodologies applied to grants made beginning in September 2012. Please revise the disclosure for each of your grant dates to quantify the material assumptions used in your income approach including the sales growth rates, terminal growth rates and exit multiples. Additionally, revise to disclose and quantify the material assumptions used in your market approach.

Response:        The Company has revised the Registration Statement in response to the Staff’s comment. Please see pages 67, 68 and 69 of the Registration Statement. The Company is also providing additional information supplementally for the Staff’s review pursuant to Rule 83 of the Rules of Practice of the Commission (17 C.F.R. § 200.83) by separate letter. The Company respectfully advises the Staff that it did not apply these rates and multiples to common stock valuations prior to September 2012.

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

April 9, 2013

8.	We note your response to prior comment 19 indicates your expectation to use $0.73 as the fair value assumption in your Black-Scholes valuation model to determine compensation expense associated with your October 30, 2012 grant but that the final calculation remains subject to adjustment. Please advise if your compensation expense associated with the October 30, 2012 grant is based upon a different assumption when your calculation is finalized.

Response:        The Company respectfully advises the Staff that the compensation expense associated with the October 30, 2012 option grants is based on a fair value assumption of $0.73 per share.

Our Business

Our Strategy, page 81

9.	We note your response to prior comment 26. Please balance your disclosure in this section by addressing the “significant” near-term costs you expect to incur as you scale your business operations.

Response:        The Company has revised the Registration Statement in response to the Staff’s comment. Please see page 83 of the Registration Statement.

Executive Compensation, page 107

10.	Your response to prior comment 27 states that you will not disclose your 2012 performance against each performance objective under the 2012 Executive Bonus Plan until your 2012 audit is complete and your Board of Directors has approved and certified such performance and the amounts to be paid to your named executive officers. Please note that we will not review and comment on this section until you have included this disclosure.

Response:        The Company respectfully advises the Staff that the Board has approved and certified the performance and the amounts to be paid to our named executive officers under the 2012 Executive Bonus Plan. The Company has revised the Registration Statement in response to the Staff’s comment to disclose its 2012 performance against the performance objectives under the 2012 Executive Bonus Plan. The Company notes that the objectives under the 2012 Executive Bonus Plan were related to revenue and operating income, both of which are reflected on the financial statements. Please see pages 109 and 110 of the Registration Statement.

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

April 9, 2013

Principal Stockholders, page 123

11.	We note your response to prior comment 30. Beneficial ownership disclosure pursuant to Item 403 of Regulation S-K is determined in accordance with Exchange Act Rule 13d-3. See Instruction 2 to Item 403 of Regulation S-K. Rule 13d-3 defines beneficial ownership based on voting power and/or investment power, not pecuniary interest. Because Mr. McCarthy does not hold voting power and/or investment power over the shares beneficially owned by the North Bridge Venture Partners entities, he does not appear to have any Rule 13d-3 beneficial ownership interest to disclaim in the Item 403 table. In addition, it appears that you should not attribute any of the shares beneficially owned by the North Bridge Venture Partners to Mr. McCarthy in his individual capacity. Please revise or advise.

Response:        Upon further review of the Company’s disclosure and Exchange Act Rule 13d-3 in light of the Staff’s comment, the Company has revised the Item 403 beneficial ownership table to indicate that beneficial ownership of shares held by North Bridge Venture Partners is not attributed to Mr. McCarthy. The Company has also made corresponding changes to footnote (1) to the beneficial ownership table to remove Mr. McCarthy’s disclaimer of beneficial ownership. Please see page 129 of the Registration Statement.

Consolidated Financial Statements of Mavenir Systems, Inc. and Subsidiaries for the Years Ended December 31, 2010 and 2011

Note 3 – Business Combination, page F-41

12.	We note your responses to prior comments 31 and 43 appear to indicate that you recorded several purchase accounting adjustments associated with the unrecorded contractual backlog acquired from Airwide. These entries appear to include a contractual backlog intangible asset and two adjustments to deferred revenue for fulfillment costs and selling costs. Please advise and provide additional explanation regarding the adjustments to deferred revenue including the amount of the adjustments, whether they were recorded as increases or decreases to deferred revenue and your basis in GAAP for recording the adjustments.

Response:        The Company respectfully directs the Staff’s attention to Accounting Standards Codification 805-20-30-1, which states that the acquirer shall value deferred revenue based on its fair value or how much the acquirer would pay an independent third-party to assume the liability. Because the acquirer’s legal obligation at the acquisition date is on the fulfillment effort (that is, the selling effort occurred before the acquisition date), the fair value of the deferred revenue may be less than the acquiree’s recognized amount. Therefore, at the acquisition date, the selling effort the acquirer incurred was not valued as part of deferred revenue, both for the billed backlog and unbilled backlog.

With respect to the two adjustments to deferred revenue, the Company reviewed the backlog as two types, billed and unbilled. Each type was initially set up to represent the selling effort as reductions (debits) to the deferred revenue, in accordance with ASC 805. The fair value of the billed backlog adjustment was a $2.3 million and the unbilled adjustment was $2.6 million, for a total of $4.9 million reduction to deferred revenue at the acquisition date.

Securities and Exchange Commission

Re: Mavenir Systems, Inc.

April 9, 2013

The unbilled backlog, which had no deferred revenue on the acquirer’s balance sheet, was deemed an intangible asset acquired in the acquisition in May 2011. The intangible asset of $1.4 million was recorded and fully amortized in 2011.

Please refer any questions to the undersigned at (512) 320-9229.

Respectfully submitted,

Andrews Kurth LLP

/s/ Alan Bickerstaff
Alan Bickerstaff